Changes in Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

The following tables summarize the impacts of Topic 606 adoption on the Company’s consolidated financial statements.

Consolidated Balance Sheet as of December 31, 2017:

	As Previously
	Reported	Adjustments	As Adjusted
ASSETS
Current assets:
Cash and cash equivalents	$665	$—	$665
Settlement deposits	677	—	677
Trade receivables, net	1,650	(26)	1,624
Contract assets	—	108	108
Settlement receivables	291	—	291
Other receivables	70	—	70
Prepaid expenses and other current assets	253	—	253
Total current assets	3,606	82	3,688
Property and equipment, net	610	—	610
Goodwill	13,730	—	13,730
Intangible assets, net	3,950	(65)	3,885
Computer software, net	1,728	—	1,728
Deferred contract costs, net	362	(8)	354
Other noncurrent assets	531	—	531
Total assets	$24,517	$9	$24,526
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$1,241	$—	$1,241
Settlement payables	949	—	949
Deferred revenues	688	88	776
Current portion of long-term debt	1,045	—	1,045
Total current liabilities	3,923	88	4,011
Long-term debt, excluding current portion	7,718	—	7,718
Deferred income taxes	1,508	(40)	1,468
Deferred revenues	21	85	106
Other long-term liabilities	403	—	403
Total liabilities	13,573	133	13,706
Equity:
FIS stockholders’ equity:
Preferred stock	—	—	—
Common stock	4	—	4
Additional paid in capital	10,534	—	10,534
Retained earnings	4,233	(124)	4,109
Accumulated other comprehensive earnings	(332)	—	(332)
Treasury stock, at cost	(3,604)	—	(3,604)
Total FIS stockholders’ equity	10,835	(124)	10,711
Noncontrolling interest	109	—	109
Total equity	10,944	(124)	10,820
Total liabilities and equity	$24,517	$9	$24,526

Consolidated Balance Sheet as of December 31, 2016:

	As Previously
	Reported	Adjustments	As Adjusted
ASSETS
Current assets:
Cash and cash equivalents	$683	$—	$683
Settlement deposits	520	—	520
Trade receivables, net	1,639	(89)	1,550
Contract assets	—	168	168
Settlement receivables	175	—	175
Other receivables	65	—	65
Prepaid expenses and other current assets	236	—	236
Deferred income taxes	101	—	101
Assets held for sale	863	—	863
Total current assets	4,282	79	4,361
Property and equipment, net	626	—	626
Goodwill	14,178	—	14,178
Intangible assets, net	4,664	(74)	4,590
Computer software, net	1,608	—	1,608
Deferred contract costs, net	310	(10)	300
Other noncurrent assets	363	—	363
Total assets	$26,031	$(5)	$26,026
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$1,146	$—	$1,146
Settlement payables	714	—	714
Deferred revenues	680	61	741
Current portion of long-term debt	332	—	332
Liabilities held for sale	279	—	279
Total current liabilities	3,151	61	3,212
Long-term debt, excluding current portion	10,146	—	10,146
Deferred income taxes	2,484	(39)	2,445
Deferred revenues	19	39	58
Other long-term liabilities	386	—	386
Total liabilities	16,186	61	16,247
Equity:
FIS stockholders’ equity:
Preferred stock	—	—	—
Common stock	4	—	4
Additional paid in capital	10,380	—	10,380
Retained earnings	3,299	(66)	3,233
Accumulated other comprehensive earnings	(331)	—	(331)
Treasury stock, at cost	(3,611)	—	(3,611)
Total FIS stockholders’ equity	9,741	(66)	9,675
Noncontrolling interest	104	—	104
Total equity	9,845	(66)	9,779
Total liabilities and equity	$26,031	$(5)	$26,026

Consolidated Statement of Earnings for the year ended December 31, 2017:

	As Previously
	Reported	Adjustments	As Adjusted
Revenues (for related party activity, see note 19)	$9,123	$(455)	$8,668
Cost of revenues (for related party activity, see note 19)	6,181	(387)	5,794
Gross profit	2,942	(68)	2,874
Selling, general, and administrative expenses (for related party activity, see note 19)	1,450	(8)	1,442
Operating income	1,492	(60)	1,432
Other income (expense):
Interest income	22	—	22
Interest expense	(359)	—	(359)
Other income (expense), net	(119)	—	(119)
Total other income (expense)	(456)	—	(456)
Earnings from continuing operations before income taxes and equity method investment earnings	1,036	(60)	976
Provision (benefit) for income taxes	(319)	(2)	(321)
Equity method investment earnings	(3)	—	(3)
Earnings from continuing operations, net of tax	1,352	(58)	1,294
Earnings (loss) from discontinued operations, net of tax	—	—	—
Net earnings	1,352	(58)	1,294
Net earnings attributable to noncontrolling interest	(33)	—	(33)
Net earnings attributable to FIS common stockholders	$1,319	$(58)	$1,261
Net earnings per share — basic from continuing operations attributable to FIS common stockholders	$4.00	$(0.18)	$3.82
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders	—	—	—
Net earnings per share — basic attributable to FIS common stockholders *	$4.00	$(0.18)	$3.82
Weighted average shares outstanding — basic	330	330	330
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders	$3.93	$(0.17)	$3.75
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders	—	—	—
Net earnings per share — diluted attributable to FIS common stockholders *	$3.93	$(0.17)	$3.75
Weighted average shares outstanding — diluted	336	336	336
Amounts attributable to FIS common stockholders:
Earnings from continuing operations, net of tax	$1,319	$(58)	$1,261
Earnings (loss) from discontinued operations, net of tax	—	—	—
Net earnings attributable to FIS common stockholders	$1,319	$(58)	$1,261
* Amounts may not sum due to rounding.

Consolidated Statement of Earnings for the year ended December 31, 2016:

	As Previously
	Reported	Adjustments	As Adjusted
Revenues (for related party activity, see note 19)	$9,241	$(410)	$8,831
Cost of revenues (for related party activity, see note 19)	6,233	(338)	5,895
Gross profit	3,008	(72)	2,936
Selling, general, and administrative expenses (for related party activity, see note 19)	1,710	(3)	1,707
Operating income	1,298	(69)	1,229
Other income (expense):
Interest income	20	—	20
Interest expense	(403)	—	(403)
Other income (expense), net	(9)	—	(9)
Total other income (expense)	(392)	—	(392)
Earnings from continuing operations before income taxes and equity method investment earnings	906	(69)	837
Provision (benefit) for income taxes	317	(26)	291
Equity method investment earnings	—	—	—
Earnings from continuing operations, net of tax	589	(43)	546
Earnings (loss) from discontinued operations, net of tax	1	—	1
Net earnings	590	(43)	547
Net earnings attributable to noncontrolling interest	(22)	—	(22)
Net earnings attributable to FIS common stockholders	$568	$(43)	$525
Net earnings per share — basic from continuing operations attributable to FIS common stockholders	$1.74	$(0.13)	$1.61
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders	—	—	—
Net earnings per share — basic attributable to FIS common stockholders *	$1.74	$(0.13)	$1.61
Weighted average shares outstanding — basic	326	326	326
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders	$1.72	$(0.13)	$1.59
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders	—	—	—
Net earnings per share — diluted attributable to FIS common stockholders *	$1.72	$(0.13)	$1.59
Weighted average shares outstanding — diluted	330	330	330
Amounts attributable to FIS common stockholders:
Earnings from continuing operations, net of tax	$567	$(43)	$524
Earnings (loss) from discontinued operations, net of tax	1	—	1
Net earnings attributable to FIS common stockholders	$568	$(43)	$525
* Amounts may not sum due to rounding.

Consolidated Statement of Earnings for the year ended December 31, 2015:

	As Previously
	Reported	Adjustments	As Adjusted
Revenues (for related party activity, see note 19)	$6,596	$(336)	$6,260
Cost of revenues (for related party activity, see note 19)	4,395	(324)	4,071
Gross profit	2,201	(12)	2,189
Selling, general, and administrative expenses (for related party activity, see note 19)	1,102	—	1,102
Operating income	1,099	(12)	1,087
Other income (expense):
Interest income	16	—	16
Interest expense	(199)	—	(199)
Other income (expense), net	121	—	121
Total other income (expense)	(62)	—	(62)
Earnings from continuing operations before income taxes and equity method investment earnings	1,037	(12)	1,025
Provision (benefit) for income taxes	379	(4)	375
Equity method investment earnings	—	—	—
Earnings from continuing operations, net of tax	658	(8)	650
Earnings (loss) from discontinued operations, net of tax	(7)	—	(7)
Net earnings	651	(8)	643
Net earnings attributable to noncontrolling interest	(19)	—	(19)
Net earnings attributable to FIS common stockholders	$632	$(8)	$624
Net earnings per share — basic from continuing operations attributable to FIS common stockholders	$2.24	$(0.03)	$2.21
Net earnings (loss) per share — basic from discontinued operations attributable to FIS common stockholders	(0.03)	—	(0.03)
Net earnings per share — basic attributable to FIS common stockholders *	$2.22	$(0.03)	$2.19
Weighted average shares outstanding — basic	285	285	285
Net earnings per share — diluted from continuing operations attributable to FIS common stockholders	$2.21	$(0.03)	$2.18
Net earnings (loss) per share — diluted from discontinued operations attributable to FIS common stockholders	(0.03)	—	(0.03)
Net earnings per share — diluted attributable to FIS common stockholders *	$2.19	$(0.03)	$2.16
Weighted average shares outstanding — diluted	289	289	289
Amounts attributable to FIS common stockholders:
Earnings from continuing operations, net of tax	$639	$(8)	$631
Earnings (loss) from discontinued operations, net of tax	(7)	—	(7)
Net earnings attributable to FIS common stockholders	$632	$(8)	$624
* Amounts may not sum due to rounding.

Consolidated Statement of Comprehensive Earnings for the year ended December 31, 2017:

	As Previously
	Reported		Adjustments		As Adjusted
Net earnings		$1,352		$(58)		$1,294
Other comprehensive earnings, before tax:
Unrealized gain (loss) on investments and derivatives	$(28)		$—		$(28)
Reclassification adjustment for gains (losses) included in net earnings	—		—		—
Unrealized gain (loss) on investments and derivatives, net	(28)		—		(28)
Foreign currency translation adjustments	23		—		23
Minimum pension liability adjustments	(8)		—		(8)
Other comprehensive earnings (loss), before tax	(13)		—		(13)
Provision for income tax expense (benefit) related to items of other comprehensive earnings	(11)		—		(11)
Other comprehensive earnings (loss), net of tax	$(2)	(2)	$—	—	$(2)	(2)
Comprehensive earnings		1,350		(58)		1,292
Net (earnings) loss attributable to noncontrolling interest		(33)		—		(33)
Other comprehensive (earnings) losses attributable to noncontrolling interest		1		—		1
Comprehensive earnings attributable to FIS common stockholders		$1,318		$(58)		$1,260

Consolidated Statement of Comprehensive Earnings for the year ended December 31, 2016:

	As previously
	Reported		Adjustments		As adjusted
Net earnings		$590		$(43)		$547
Other comprehensive earnings, before tax:
Unrealized gain (loss) on investments and derivatives	$(4)		$—		$(4)
Reclassification adjustment for gains (losses) included in net earnings	9		—		9
Unrealized gain (loss) on investments and derivatives, net	5		—		5
Foreign currency translation adjustments	(7)		—		(7)
Minimum pension liability adjustments	(1)		—		(1)
Other comprehensive earnings (loss), before tax	(3)		—		(3)
Provision for income tax expense (benefit) related to items of other comprehensive earnings	31		—		31
Other comprehensive earnings (loss), net of tax	$(34)	(34)	$—	—	$(34)	(34)
Comprehensive earnings		556		(43)		513
Net (earnings) loss attributable to noncontrolling interest		(22)		—		(22)
Other comprehensive (earnings) losses attributable to noncontrolling interest		(19)		—		(19)
Comprehensive earnings attributable to FIS common stockholders		$515		$(43)		$472

Consolidated Statement of Comprehensive Earnings for the year ended December 31, 2015:

	As previously
	Reported		Adjustments		As adjusted
Net earnings		$651		$(8)		$643
Other comprehensive earnings, before tax:
Unrealized gain (loss) on investments and derivatives	$(17)		$—		$(17)
Reclassification adjustment for gains (losses) included in net earnings	4		—		4
Unrealized gain (loss) on investments and derivatives, net	(13)		—		(13)
Foreign currency translation adjustments	(196)		—		(196)
Minimum pension liability adjustments	(1)		—		(1)
Other comprehensive earnings (loss), before tax	(210)		—		(210)
Provision for income tax expense (benefit) related to items of other comprehensive earnings	(5)		—		(5)
Other comprehensive earnings (loss), net of tax	$(205)	(205)	$—	—	$(205)	(205)
Comprehensive earnings		446		(8)		438
Net (earnings) loss attributable to noncontrolling interest		(19)		—		(19)
Other comprehensive (earnings) losses attributable to noncontrolling interest		32		—		32
Comprehensive earnings attributable to FIS common stockholders		$459		$(8)		$451

Consolidated Statement of Cash Flows for the year ended December 31, 2017:

	As Previously
	Reported	Adjustments	As Adjusted
Cash flows from operating activities:
Net earnings	$1,352	$(58)	$1,294
Adjustment to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	1,391	(25)	1,366
Amortization of debt issue costs	19	—	19
Gain on sale of assets	(62)	—	(62)
Loss on extinguishment of debt	196	—	196
Stock-based compensation	107	—	107
Deferred income taxes	(985)	—	(985)
Net changes in assets and liabilities, net of effects from acquisitions and foreign currency:
Trade receivables	(167)	(65)	(232)
Contract assets	—	62	62
Settlement activity	(51)	—	(51)
Prepaid expenses and other assets	(2)	—	(2)
Deferred contract costs	(166)	13	(153)
Deferred revenue	(6)	73	67
Accounts payable, accrued liabilities, and other liabilities	115	—	115
Net cash provided by operating activities	1,741	—	1,741

Cash flows from investing activities:
Additions to property and equipment	(145)	—	(145)
Additions to computer software	(468)	—	(468)
Acquisitions, net of cash acquired	—	—	—
Net proceeds from sale of assets	1,307	—	1,307
Other investing activities, net	(4)	—	(4)
Net cash provided by (used in) investing activities	690	—	690

Cash flows from financing activities:
Borrowings	9,615	—	9,615
Repayment of borrowings and capital lease obligations	(11,689)	—	(11,689)
Debt issuance costs	(13)	—	(13)
Excess income tax benefit from exercise of stock options	—	—	—
Proceeds from exercise of stock options	208	—	208
Treasury stock activity	(153)	—	(153)
Dividends paid	(385)	—	(385)
Distributions to Brazilian Venture partner	(23)	—	(23)
Other financing activities, net	(40)	—	(40)
Net cash (used in) provided by financing activities	(2,480)	—	(2,480)
Effect of foreign currency exchange rate changes on cash	31	—	31
Net increase (decrease) in cash and cash equivalents	(18)	—	(18)
Cash and cash equivalents, beginning of year	683	—	683
Cash and cash equivalents, end of year	$665	$—	$665

Supplemental cash flow information:
Cash paid for interest	$354	$—	$354
Cash paid for income taxes	$545	$—	$545

Consolidated Statement of Cash Flows for the year ended December 31, 2016:

	As Previously
	Reported	Adjustments	As Adjusted
Cash flows from operating activities:
Net earnings	$590	$(43)	$547
Adjustment to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	1,174	(21)	1,153
Amortization of debt issue costs	19	—	19
Stock-based compensation	137	—	137
Deferred income taxes	(164)	(26)	(190)
Excess income tax benefit from exercise of stock options	(32)	—	(32)
Other operating activities, net	(2)	—	(2)
Net changes in assets and liabilities, net of effects from acquisitions and foreign currency:
Trade receivables	57	(15)	42
Contract assets	—	19	19
Settlement activity	15	—	15
Prepaid expenses and other assets	(8)	—	(8)
Deferred contract costs	(138)	17	(121)
Deferred revenue	182	69	251
Accounts payable, accrued liabilities, and other liabilities	95	—	95
Net cash provided by operating activities	1,925	—	1,925

Cash flows from investing activities:
Additions to property and equipment	(145)	—	(145)
Additions to computer software	(471)	—	(471)
Acquisitions, net of cash acquired	—	—	—
Net proceeds from sale of assets	—	—	—
Other investing activities, net	(3)	—	(3)
Net cash provided by (used in) investing activities	(619)	—	(619)

Cash flows from financing activities:
Borrowings	7,745	—	7,745
Repayment of borrowings and capital lease obligations	(8,749)	—	(8,749)
Debt issuance costs	(25)	—	(25)
Excess income tax benefit from exercise of stock options	32	—	32
Proceeds from exercise of stock options	112	—	112
Treasury stock activity	(40)	—	(40)
Dividends paid	(341)	—	(341)
Distributions to Brazilian Venture partner	(20)	—	(20)
Other financing activities, net	(23)	—	(23)
Net cash (used in) provided by financing activities	(1,309)	—	(1,309)
Effect of foreign currency exchange rate changes on cash	4	—	4
Net increase (decrease) in cash and cash equivalents	1	—	1
Cash and cash equivalents, beginning of year	682	—	682
Cash and cash equivalents, end of year	$683	$—	$683

Supplemental cash flow information:
Cash paid for interest	$351	$—	$351
Cash paid for income taxes	$341	$—	$341

Consolidated Statement of Cash Flows for the year ended December 31, 2015:

	As Previously
	Reported	Adjustments	As Adjusted
Cash flows from operating activities:
Net earnings	$651	$(8)	$643
Adjustment to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	669	(13)	656
Amortization of debt issue costs	11	—	11
Gain on sale of assets	(149)	—	(149)
Stock-based compensation	98	—	98
Deferred income taxes	48	(4)	44
Excess income tax benefit from exercise of stock options	(29)	—	(29)
Other operating activities, net	4	—	4
Net changes in assets and liabilities, net of effects from acquisitions and foreign currency:
Trade receivables	(103)	35	(68)
Contract assets	—	(38)	(38)
Settlement activity	5	—	5
Prepaid expenses and other assets	(46)	—	(46)
Deferred contract costs	(120)	13	(107)
Deferred revenue	63	15	78
Accounts payable, accrued liabilities, and other liabilities	29	—	29
Net cash provided by operating activities	1,131	—	1,131

Cash flows from investing activities:
Additions to property and equipment	(133)	—	(133)
Additions to computer software	(282)	—	(282)
Acquisitions, net of cash acquired	(1,720)	—	(1,720)
Net proceeds from sale of assets	241	—	241
Other investing activities, net	(4)	—	(4)
Net cash provided by (used in) investing activities	(1,898)	—	(1,898)

Cash flows from financing activities:
Borrowings	13,216	—	13,216
Repayment of borrowings and capital lease obligations	(11,561)	—	(11,561)
Debt issuance costs	(37)	—	(37)
Excess income tax benefit from exercise of stock options	29	—	29
Proceeds from exercise of stock options	57	—	57
Treasury stock activity	(320)	—	(320)
Dividends paid	(305)	—	(305)
Distributions to Brazilian Venture partner	(24)	—	(24)
Other financing activities, net	(40)	—	(40)
Net cash (used in) provided by financing activities	1,015	—	1,015
Effect of foreign currency exchange rate changes on cash	(59)	—	(59)
Net increase (decrease) in cash and cash equivalents	189	—	189
Cash and cash equivalents, beginning of year	493	—	493
Cash and cash equivalents, end of year	$682	$—	$682
Supplemental cash flow information:
Cash paid for interest	$142	$—	$142
Cash paid for income taxes	$355	$—	$355